Earnings Per Share - Details of Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023 [1]	Jun. 30, 2024	Jun. 30, 2023
Earnings per share [abstract]
Net income (loss) attributable to shareholders of Cellectis ($ in thousands)			$ (19,627)	$ (41,781)
Net income (loss) attributable to shareholders of Cellectis from discontinued operations ($ in thousands)				$ (7,384)
Weighted average number of outstanding shares, used to calculate basic net result per share	89,852,142	55,583,768	80,881,026	53,541,010	[2]
Weighted average number of outstanding shares, net of effects of dilutive potential ordinary shares	89,852,142	55,583,768	80,881,026	53,541,010	[2]
Basic net income (loss) attributable to shareholders of Cellectis per share ( $ /share)	$ (0.28)	$ (0.2)	$ (0.24)	$ (0.78)	[2]
Basic net income (loss) attributable to shareholders of Cellectis from discontinued operations, per share ($ /share)	0	0.32	0	0.29	[2]
Diluted net income (loss) attributable to shareholders of Cellectis per share ( $ /share)	(0.28)	(0.2)	(0.24)	(0.78)	[2]
Diluted net income (loss) attributable to shareholders of Cellectis from discontinued operations, per share ($ /share)	$ 0	$ 0.32	$ 0	$ 0.29	[2]

[1]	These amounts reflect Calyxt's adjustments as presented in Cellectis 2023 20F (Note 3)
[2]	These amounts reflect Calyxt's adjustments as presented in Cellectis 2023 20F (Note 3)